Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos
•	For non-hyperinflationary economic environments, assets and liabilities are translated into Mexican pesos using the year-end exchange rate, equity is translated into Mexican pesos using the historical exchange rate, and the income statement and comprehensive income is translated using the exchange rate at the date of each transaction. The Company uses the average exchange rate of each month if the exchange rate does not fluctuate significantly.

		Exchange Rates of Local Currencies Translated to Mexican Pesos(1)
Country or Zone	Functional / Recording Currency	Average Exchange Rate for						Exchange Rate as of
		2017		2016		2015		December 31, 2017		December 31, 2016
Guatemala	Quetzal	2.57		2.46		2.07		2.69		2.75
Costa Rica	Colon	0.03		0.03		0.03		0.03		0.04
Panama	U.S. dollar	18.93		18.66		15.85		19.74		20.66
Colombia	Colombian peso	0.01		0.01		0.01		0.01		0.01
Nicaragua	Cordoba	0.63		0.65		0.58		0.64		0.70
Argentina	Argentine peso	1.15		1.26		1.71		1.06		1.30
Venezuela a)	Bolivar	a	)	a	)	a	)	a	)	a	)
Brazil	Reais	5.94		5.39		4.81		5.97		6.34
Chile	Chilean peso	0.03		0.03		0.02		0.03		0.03
Euro Zone	Euro (€)	21.32		20.66		17.60		23.57		21.77
Peru	Nuevo Sol	5.78		5.53		4.99		6.08		6.15
Ecuador	Peso	18.93		18.66		15.85		19.74		20.66
Philippines	Philippine peso	0.38		0.39		0.35		0.40		0.41

(1)	Exchange rates published by the Central Bank of each country where the Company operates.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments

As of December 31, 2017, 2016, and 2015, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2015- 2017	Type of Economy	Cumulative Inflation 2014- 2016	Type of Economy	Cumulative Inflation 2013- 2015	Type of Economy
Mexico	12.7%	Non-hyperinflationary	9.9%	Non-hyperinflationary	10.5%	Non-hyperinflationary
Guatemala	13.5%	Non-hyperinflationary	10.6%	Non-hyperinflationary	10.8%	Non-hyperinflationary
Costa Rica	2.5%	Non-hyperinflationary	5.1%	Non-hyperinflationary	8.1%	Non-hyperinflationary
Panama	2.3%	Non-hyperinflationary	2.8%	Non-hyperinflationary	5.1%	Non-hyperinflationary
Colombia	17.5%	Non-hyperinflationary	17.0%	Non-hyperinflationary	12.8%	Non-hyperinflationary
Nicaragua	12.3%	Non-hyperinflationary	13.1%	Non-hyperinflationary	15.8%	Non-hyperinflationary
Argentina (a)	101.5%	Non-hyperinflationary	99.7%	Non-hyperinflationary	59.2%	Non-hyperinflationary
Venezuela	30,690.0%	Hyperinflationary	2,263.0%	Hyperinflationary	562.9%	Hyperinflationary
Brazil	21.1%	Non-hyperinflationary	25.2%	Non-hyperinflationary	24.7%	Non-hyperinflationary
Philippines	7.5%	Non-hyperinflationary	5.7%	Non-hyperinflationary	8.3%	Non-hyperinflationary
Euro Zone	2.72%	Non-hyperinflationary	1.2%	Non-hyperinflationary	0.9%	Non-hyperinflationary
Chile	9.67%	Non-hyperinflationary	12.2%	Non-hyperinflationary	12.5%	Non-hyperinflationary
Peru	9.28%	Non-hyperinflationary	11.2%	Non-hyperinflationary	10.8%	Non-hyperinflationary
Ecuador	30.34%	Non-hyperinflationary	8.4%	Non-hyperinflationary	10.0%	Non-hyperinflationary

Disclosure of Estimated Useful Lives of Company's Principal Assets

The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	25-50
Machinery and equipment	10-20
Distribution equipment	7-15
Refrigeration equipment	5-7
Returnable bottles	1.5-4
Leasehold improvements	The shorter of lease term or 15 years
Information technology equipment	3-5
Other equipment	3-10